SCOPE OF CONSOLIDATION - Investments in Joint Operations (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Peña Colorada
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Hibbing Taconite Mines
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	62.31%	62.31%
I/N Tek
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	60.00%	60.00%
Double G Coating
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%